Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties

Consolidated Balance Sheets	As of December 31, 2016	As of December 31, 2015
Assets:
Advances for vessels under construction Note (5a)	-	18,172
Total assets	$-	$18,172
Liabilities:
Manager - payments on behalf of the Partnership (a)	$15,126	$21,264
Management fee payable to CSM (b)	969	890
Due to related parties	$16,095	$22,154
Deferred revenue - current (e)	2,925	4,253
Total liabilities	$19,020	$26,407

	For the year ended December 31,
Consolidated Statements of Income	2016	2015	2014
Revenues (c)	$36,026	$63,731	$72,870
Voyage expenses	360	411	338
Vessel operating expenses	10,866	11,708	13,315
General and administrative expenses (d)	2,076	2,569	2,996

Charter Agreements

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1 TC	09/2014	09/2015	$14.3 ($14.1)
M/T Agisilaos	1 TC	09/2015	06/2016	$14.5 ($14.3)
M/T Axios	1 TC	07/2014	06/2015	$14.8 ($14.6)
M/T Arionas	1.2 TC	12/2014	01/2016	$15.0 ($14.8)
M/T Amore Mio II	1 TC	12/2013	04/2015	$17.0 ($16.8)
M/T Amore Mio II	1 to 1.2 TC	04/2015	09/2015	$27.0 ($26.7)
M/T Amore Mio II	0.9 TC	08/2016	06/2017	$21.0 ($20.7)
M/T Avax	1 TC	09/2014	06/2015	$14.8 ($14.6)
M/T Akeraios	1.5 TC	07/2013	03/2015	$15.0 ($14.8)
M/T Akeraios	2 TC	03/2015	04/2016	$15.6 ($15.4)
M/T Apostolos	1.2 to 1.5 TC	10/2013	04/2015	$14.9 ($14.7)
M/T Apostolos	2 TC	04/2015	01/2016	$15.6 ($15.4)
M/T Anemos I	1.2 to 1.5 TC	12/2013	06/2015	$14.9 ($14.7)
M/T Anemos I	1 TC	06/2015	01/2016	$17.3 ($17.0)
M/T Aristotelis	1.5 to 2 TC	12/2013	12/2015	$17.0 ($16.8)
M/T Aristotelis	1.1 to 1.3 TC	12/2015	12/2016	$19.0 ($18.8)
M/T Amoureux	1 TC	01/2014	04/2015	$24.0 ($23.7)
M/T Aias	1 TC	12/2013	02/2015	$24.0 ($23.7)
M/T Assos	1 TC	06/2014	04/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2014	05/2015	$14.8 ($14.6)
M/T Atrotos	1 TC	05/2015	12/2015	$15.3 ($15.1)
M/T Ayrton II	2 TC	02/2016	01/2018	$18.0 ($17.8)
M/T Miltiadis M II	0.6 TC	09/2015	05/2016	$35.0 ($34.6)
M/T Miltiadis M II	0.9 TC	08/2016	06/2017	$25.0 ($24.7)
M/T Active	2 TC	04/2015	06/2015	$17.0 ($16.8)
M/T Amadeus	2 TC	06/2015	05/2017	$17.0 ($16.8)
M/T Atlantas II	1TC	10/2016	08/2017	$13.0 ($12.8)